REVENUE (Details - Contract Assets) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Cumulative revenues recognized	$ 4,054,703	$ 5,266,930	$ 4,152,850
Less: Billings or cash received	3,230,316	(5,263,481)	(4,050,392)
Contract assets	$ 824,387	$ 3,449	$ 102,458